Shareholder Report, Average Annual Return (Details) 197679_Spear Alpha ETF_TF_TSR Annual {TF}	12 Months Ended	59 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Spear Alpha ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spear Alpha ETF NAV
Average Annual Return, Percent	95.82%	24.30%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.32%	12.99%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	29.48%	13.25%